                          COLUMBIA FUNDS SERIES TRUST I
                         COLUMBIA ASSET ALLOCATION FUND
                                  (the "Fund")
  Supplement to the Statement of Additional Information dated February 1, 2006

     Effective immediately, the following information as pertains to the non-investment grade bonds sleeve of the Fund is revised as follows:

     . The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

     Portfolio        Other SEC-registered open-      Other pooled investment            Other accounts
     Manager           end and closed-end funds              vehicles
-----------------------------------------------------------------------------------------------------------
                        Number of                  Number of                      Number of
                        accounts        Assets      accounts        Assets        accounts         Assets
-----------------------------------------------------------------------------------------------------------
Kevin L. Cronk*            12       $8.1 billion     10**       $1.1 billion         5         $424 million
Thomas A. LaPointe*        12       $8.1 billion     10**       $1.1 billion         5         $424 million

*Account information is provided as of September 30, 2006.
**Included among these accounts are four accounts, totaling $809 million in assets that include an advisory fee based on performance.

     . The following is added to the table under the heading "Ownership of Securities":

                                      Dollar Range of Equity Securities
          Portfolio Manager           in the Fund Beneficially Owned
----------------------------------------------------------------------
Kevin L. Cronk*                                     None
Thomas A. LaPointe*                                 None

*Account information is provided as of September 30, 2006.

     .    The following is added to the table under the heading "Compensation":

     Portfolio Manager              Peer Group                      Performance Benchmark
------------------------------------------------------------------------------------------------
Kevin L. Cronk              Lipper Moderate Allocation               S&P 500 Index (60%)
                                     Category               Lehman Brothers Aggregate Bond (40%)
Thomas A. LaPointe          Lipper Moderate Allocation               S&P 500 Index (60%)
                                     Category               Lehman Brothers Aggregate Bond (40%)

INT-50/114959-1006                                             November 9, 2006